Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 13,678	$ 32,049
Advances made to municipalities for water system enhancements	95,551	89,953
Tax-related payments and receivables	27,718	27,615
Information technology service assets	28,740	30,371
Other	51,232	52,043
Other non-current assets	$ 216,919	$ 232,031